Shareholder Report, Holdings (Details) - Fidelity Trend Fund	Dec. 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
United States
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%